Summary of Significant Accounting Policies - Revenue recognition (Details)	3 Months Ended	6 Months Ended
	Jun. 30, 2020	Sep. 30, 2021 USD ($)	Sep. 30, 2021 CNY (¥)	Sep. 30, 2020 USD ($)	Mar. 31, 2021 USD ($)
Disaggregation of Revenue [Line Items]
Deferred revenue-current		$ 9,270,561			$ 11,456,667
Deferred revenue-noncurrent		0			312,896
Total		9,270,561			$ 11,769,563
Revenue recognized from deferred revenue balance		11,015,146		$ 11,941,674
Aggregate amount of the transaction price allocated for the remaining performance obligations		9,270,561
Remaining performance obligations over the next 12 months
Disaggregation of Revenue [Line Items]
Aggregate amount of the transaction price allocated for the remaining performance obligations		$ 9,270,561
Online VIP membership revenue
Disaggregation of Revenue [Line Items]
Annual fee per member | ¥			¥ 100
Online SVIP membership revenue
Disaggregation of Revenue [Line Items]
Quarterly fee per member | ¥			¥ 300
Minimum | Online VIP membership revenue
Disaggregation of Revenue [Line Items]
Membership period		1 year	1 year
Minimum | New VIP members
Disaggregation of Revenue [Line Items]
Membership period	1 year
Minimum | New SVIP members
Disaggregation of Revenue [Line Items]
Membership period	3 months
Maximum | Online VIP membership revenue
Disaggregation of Revenue [Line Items]
Membership period		2 years	2 years
Maximum | New VIP members
Disaggregation of Revenue [Line Items]
Membership period	2 years
Maximum | New SVIP members
Disaggregation of Revenue [Line Items]
Membership period	6 months